Organization of Company (Details Narrative) (10-K) - Number	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of venues	1,080		2,639
Percentage of entertainment network			56.00%
Number of venues declined		1,440
Number of venues declined percentage		26.00%